Note 12 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Average balance outstanding	$ 5,692	$ 7,077
Maximum amount outstanding at any month-end during the period	7,000	8,000
Federal Home Loan Bank short-term borrowings	$ 7,000	$ 6,000
Average interest rate during the period	0.54%	0.35%
Weighted average interest rate at end of period	0.74%	0.45%